Offerings - Offering: 1	Nov. 05, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, offered by the Selling Securityholders
Amount Registered | shares	26,250,000
Proposed Maximum Offering Price per Unit | $ / shares	24.85
Maximum Aggregate Offering Price	$ 652,312,500
Fee Rate	0.0087%
Amount of Registration Fee	$ 56,751.19
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act, such number of shares of common stock registered hereby shall include an indeterminable number of shares of common stock that may be issued in connection with a stock split, stock dividend, recapitalization or similar event.

(2)
Represents shares of common stock of the registrant issuable upon exchange of the 3.50% exchangeable senior notes due 2031 issued by Kimco Realty OP, LLC, the registrant’s operating entity, and fully and unconditionally guaranteed by the registrant, including 2,609,340 additional shares of common stock issuable upon exchange of the notes as a result of adjustments to the exchange rate.

(3)
The proposed maximum offering price per share is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported sale prices of the registrant’s common stock on the New York Stock Exchange on November 2, 2026.